Income Taxes - Textual (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Income Tax [Line Items]
Indefinite loss carryforwards				$ 205,050,000		$ 205,050,000
Valuation allowance		$ 65,649,000		68,479,000	$ 65,649,000	68,479,000
Valuation allowance, deferred tax asset, increase (decrease), amount		2,830,000		(49,447,000)
Undistributed earnings no longer subject to reinvestment assertion		5,462,000			5,462,000
Tax expense related to estimated tax costs associated with change in assertion					546,000
Income tax expense (benefit)	$ 13,500,000		$ 748,000		10,316,000	29,615,000	$ (168,358,000)
Income (loss) before income taxes, equity in non-consolidated affiliates and noncontrolling interest	$ 15,294,000		$ 981,000		20,867,000	(88,669,000)	86,022,000
Income taxes receivable				5,025,000		5,025,000	4,388,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount					709,000	10,091,000	(220,000)
Non-deductible stock-based compensation					3,823,000	1,512,000	1,441,000
Change to valuation allowance					(2,830,000)	49,482,000	(103,212,000)
Impact of tax reform					1,422,000	(152,000)	(2,939,000)
Taxes payable				11,722,000		11,722,000	10,045,000
Unrecognized tax benefits		1,107,000		973,000	1,107,000	973,000
Unrecognized tax benefits, income tax penalties and interest accrued		111,000		87,000	111,000	87,000
United States Federal
Income Tax [Line Items]
Operating loss carryforwards				41,507,000		41,507,000
United States
Income Tax [Line Items]
Indefinite loss carryforwards				106,329,000		106,329,000
Non-U.S.
Income Tax [Line Items]
Operating loss carryforwards				146,037,000		146,037,000
Income (loss) before income taxes, equity in non-consolidated affiliates and noncontrolling interest					38,358,000	(11,709,000)	$ 39,025,000
Canada
Income Tax [Line Items]
Indefinite loss carryforwards				$ 98,721,000		$ 98,721,000
State and Local Jurisdiction
Income Tax [Line Items]
Operating loss carryforwards		172,587,000			172,587,000
Minimum
Income Tax [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible		200,000			200,000
Maximum
Income Tax [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible		$ 300,000			$ 300,000
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset
Income Tax [Line Items]
Decrease in overall valuation allowance								$ (2,830,000)